Financial Risk Management - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Finance expenses, before the income tax effect	€ 2,404	€ 3,303	€ 3,450
Interest Rate Risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of interest rates in various markets, basis points	If at December 31, 2018 the interest rates in the various markets in which the TIM Group operates had been 100 basis points higher/lower compared to the actual rates, then higher/lower finance expenses, before the income tax effect, would have been recognized in the income statement of 63 million euros (50 million euros at December 31, 2017).
Finance expenses, before the income tax effect	€ 63	€ 50
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross financial debt percentage	18.00%
Financial debt nominal repayment	Next 12 months
Financial liabilities repayment term	Next 24 months
Bottom of range [member] | Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Refinancing requirements term on irrevocable bank lines and liquidity	Refinancing requirements at least for the next 12 months with irrevocable bank lines and liquidity
Bottom of range [member] | Fixed interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities	65.00%
Bottom of range [member] | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities	25.00%
Top of range [member] | Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Deposits	Less than three months
Top of range [member] | Fixed interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities		75.00%
Top of range [member] | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of nominal amount on medium long-term non-current financial liabilities		35.00%